OTHER REQUIRED DISCLOSURES	12 Months Ended
Dec. 31, 2020
Disclosure of additional information [Abstract]
OTHER REQUIRED DISCLOSURES	OTHER REQUIRED DISCLOSURES
(a) Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

At December 31, 2018	679	(202)	477	(3,707,019)

(Decrease) / Increase	(475)	142	(333)	(61,925)
Reclassification to income statement	(276)	83	(193)	—

At December 31, 2019	(72)	23	(49)	(3,768,944)

(Decrease) / Increase	(454)	136	(318)	(108,919)
Reclassification to income statement	188	(56)	132	—

At December 31, 2020	(338)	103	(235)	(3,877,863)
26.    OTHER REQUIRED DISCLOSURES (continued)
(b) Statement of cash flows

	Year ended December 31,
	2020	2019	2018

(i) Changes in working capital (1)
Inventories	156,517	510,972	(186,409)
Receivables and others	(29,539)	6,175	8,652
Trade receivables	(12,110)	161,454	(123,388)
Other liabilities	37,517	(95,131)	17,138
Trade payables	200,410	(10,786)	55,430

	352,795	572,684	(228,577)
(ii) Income tax accrual less payments
Tax accrued (Note 10)	291,488	196,519	369,435
Taxes paid	(224,927)	(405,324)	(523,801)

	66,561	(208,805)	(154,366)
(iii) Interest accruals less payments
Interest accrued (Note 9 and 22)	62,760	104,855	131,172
Interest paid	(55,769)	(101,450)	(144,186)

	6,991	3,405	(13,014)
(1)    Changes in working capital are shown net of the effect of exchange rate changes.

(c) Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

At December 31, 2018	(73,828)	(399,856)	(1,637,101)	(2,110,785)
Cash flows	53,850	231,967	(297,780)	(11,963)
Reclassifications	—	(306,262)	306,262	—
Effect of initial recognition under IFRS 16	(280,493)	—	—	(280,493)
Acquisitions - finance leases	(26,019)	—	—	(26,019)
Foreign exchange adjustments	(8,834)	(79,365)	—	(88,199)
Other non cash movements	(3,441)	(6,266)	(273)	(9,980)
At December 31, 2019	(338,765)	(559,782)	(1,628,892)	(2,527,439)
Cash flows	54,779	511,203	(3,655)	562,327
Reclassifications	—	(306,414)	306,414	—
Acquisitions - finance leases	(3,170)	—	—	(3,170)
Foreign exchange adjustments	(329)	4,962	—	4,633
Other non cash movements	(6,618)	(45,573)	(1,156)	(53,347)
At December 31, 2020	(294,103)	(395,604)	(1,327,289)	(2,016,996)